SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Operating lease, weighted average remaining lease term	4 years 5 months 15 days	2 years 29 days
Operating lease, weighted average discount rate, percent	7.92%	7.57%
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease, weighted average remaining lease term		2 years 29 days	3 years 29 days
Operating lease, weighted average discount rate, percent		7.57%	7.57%